CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 8,375	$ 3,892
Restricted cash	4,384	3,787
Accounts receivable, net	45,047	34,128
Prepaid expenses and other current assets	4,241	2,101
Total current assets	62,047	43,908
Deferred tax assets, net	361	337
Investments	2,000
Property and equipment, net	2,437	1,784
Goodwill	693	712
Other assets	526	415
Total assets	68,064	47,156
CURRENT LIABILITIES:
Notes payable - banks	16,085	8,352
Accounts payable	3,929	3,211
Accrued expenses and other current liabilities	32,186	26,502
Income taxes payable	1,990	1,130
Value added tax (VAT) payable	7,239	6,170
Loan payable to related party, including accrued interest	2,035
Total current liabilities	63,464	45,365
Convertible notes payable to related party, including accrued interest	35,912	34,511
Other liabilities	403	757
Total liabilities	99,779	80,633
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 33,333,334 shares authorized; 21,000,000 shares issued and outstanding as of June 30, 2017 and as of December 31, 2016	10,655	10,655
Additional paid-in capital	23,128	23,128
Accumulated deficit	(58,400)	(59,554)
Accumulated other comprehensive loss	(7,251)	(7,859)
Non controlling interest in subsidiaries	153	153
Total shareholders' deficit	(31,715)	(33,477)
Total liabilities and shareholders' deficit	$ 68,064	$ 47,156